Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)(b)
.............. 11,638 $ 3,006,445
BWX Technologies, Inc. .............. 15,082 1,157,242
Curtiss-Wright Corp.
(a)
................ 6,325 1,409,147
Hexcel Corp. ...................... 13,878 1,023,503
Huntington Ingalls Industries, Inc. ........ 6,496 1,686,621
Mercury Systems, Inc.
(a)(b)
............. 8,898 325,400
Spirit AeroSystems Holdings, Inc., Class A
(a)(b)
17,489 555,800
Textron, Inc. ...................... 32,453 2,609,870
Woodward, Inc. .................... 9,918 1,350,137
13,124,165
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(b)
................ 19,376 1,185,036
Automobile Components — 0.5%
BorgWarner, Inc. ................... 38,478 1,379,436
Gentex Corp. ..................... 38,786 1,266,751
Lear Corp. ....................... 9,608 1,356,746
Phinia , Inc. ....................... 7,935 240,351
QuantumScape Corp., Class A
(a)(b)
....... 56,076 389,728
4,633,012
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 21,326 785,650
Thor Industries, Inc. ................. 8,460 1,000,395
1,786,045
Banks — 2.3%
Bank OZK ....................... 17,660 879,998
BOK Financial Corp. ................. 4,690 401,699
Columbia Banking System, Inc. ......... 34,674 925,102
Comerica, Inc. ..................... 21,888 1,221,569
Commerce Bancshares, Inc. ........... 19,933 1,064,622
Cullen/Frost Bankers, Inc. ............. 9,821 1,065,480
East West Bancorp, Inc. .............. 23,360 1,680,752
First Citizens BancShares , Inc., Class A .... 1,805 2,561,241
First Hawaiian, Inc. ................. 21,537 492,336
First Horizon Corp. .................. 92,334 1,307,449
FNB Corp. ....................... 59,170 814,771
New York Community Bancorp, Inc. ...... 118,805 1,215,375
Pinnacle Financial Partners, Inc. ......... 12,534 1,093,216
Popular, Inc. ...................... 11,691 959,480
Prosperity Bancshares, Inc. ............ 14,517 983,236
Synovus Financial Corp. .............. 24,121 908,156
TFS Financial Corp. ................. 8,290 121,780
Webster Financial Corp. .............. 28,341 1,438,589
Western Alliance Bancorp ............. 18,010 1,184,878
Wintrust Financial Corp. .............. 10,117 938,352
Zions Bancorp NA .................. 24,266 1,064,549
22,322,630
Beverages — 0.2%
(b)
Boston Beer Co., Inc. (The), Class A ...... 1,564 540,503
Celsius Holdings, Inc.
(a)
............... 23,885 1,302,210
1,842,713
Biotechnology — 1.6%
(b)
Apellis Pharmaceuticals, Inc.
(a)
.......... 16,756 1,003,014
Exact Sciences Corp.
(a)
............... 29,621 2,191,362
Exelixis , Inc.
(a)
..................... 52,123 1,250,431
Ionis Pharmaceuticals, Inc.
(a)
........... 23,628 1,195,341
Karuna Therapeutics, Inc. ............. 5,901 1,867,725
Mirati Therapeutics, Inc. .............. 9,072 532,980
Natera , Inc. ....................... 17,808 1,115,493
Neurocrine Biosciences, Inc. ........... 15,964 2,103,417
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd. ................ 59,061 $ 663,255
Sarepta Therapeutics, Inc.
(a)
........... 14,840 1,431,021
Ultragenyx Pharmaceutical, Inc.
(a)
........ 13,028 622,999
United Therapeutics Corp. ............. 7,487 1,646,316
15,623,354
Broadline Retail — 0.3%
Kohl's Corp. ...................... 18,520 531,154
Macy's, Inc. ...................... 44,976 904,917
Nordstrom, Inc. .................... 19,361 357,210
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 10,309 782,350
2,575,631
Building Products — 2.1%
A O Smith Corp. ................... 20,067 1,654,324
Advanced Drainage Systems, Inc. ....... 11,305 1,589,935
Allegion plc ....................... 14,513 1,838,652
Armstrong World Industries, Inc. ......... 7,268 714,590
AZEK Co., Inc. (The), Class A
(b)
......... 21,981 840,773
Builders FirstSource , Inc.
(b)
............ 20,332 3,394,224
Carlisle Cos., Inc. .................. 8,023 2,506,626
Fortune Brands Innovations, Inc. ........ 20,902 1,591,478
Hayward Holdings, Inc.
(b)
.............. 22,499 305,987
Lennox International, Inc. ............. 5,289 2,366,933
Owens Corning .................... 14,683 2,176,461
Trex Co., Inc.
(b)
.................... 18,005 1,490,634
20,470,617
Capital Markets — 2.3%
Affiliated Managers Group, Inc. ......... 5,737 868,697
Carlyle Group, Inc. (The) .............. 35,028 1,425,289
CBOE Global Markets, Inc. ............ 17,459 3,117,479
Evercore, Inc., Class A ............... 5,828 996,879
FactSet Research Systems, Inc. ......... 6,364 3,035,946
Houlihan Lokey, Inc., Class A ........... 8,373 1,004,007
Invesco Ltd. ...................... 60,298 1,075,716
Janus Henderson Group plc ........... 22,502 678,435
Jefferies Financial Group, Inc. .......... 30,026 1,213,351
Lazard Ltd., Class A ................. 18,405 640,494
MarketAxess Holdings, Inc. ............ 6,148 1,800,442
Morningstar, Inc. ................... 4,287 1,227,111
Robinhood Markets, Inc., Class A
(a)(b)
...... 111,464 1,420,051
SEI Investments Co. ................. 16,648 1,057,980
Stifel Financial Corp. ................ 16,450 1,137,518
TPG, Inc., Class A .................. 10,619 458,422
Virtu Financial, Inc., Class A ............ 14,599 295,776
XP, Inc., Class A ................... 53,540 1,395,788
22,849,381
Chemicals — 0.9%
Ashland, Inc. ...................... 7,918 667,566
Axalta Coating Systems Ltd.
(b)
.......... 36,680 1,246,020
Chemours Co. (The) ................. 24,769 781,214
Element Solutions, Inc. ............... 37,298 863,076
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 260,749 440,666
Huntsman Corp. ................... 28,175 708,038
NewMarket Corp. ................... 1,041 568,209
Olin Corp. ........................ 20,295 1,094,915
RPM International, Inc. ............... 21,084 2,353,607
Scotts Miracle-Gro Co. (The) ........... 6,885 438,919
9,162,230
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.
(b)
................ 8,359 1,458,729
Driven Brands Holdings, Inc.
(b)
.......... 10,833 154,478
MSA Safety, Inc. ................... 6,111 1,031,720
Stericycle, Inc.
(a)(b)
.................. 15,335 760,003

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 8,788 $ 1,466,981
Vestis Corp. ...................... 19,762 417,769
5,289,680
Communications Equipment — 0.6%
Ciena Corp.
(b)
..................... 24,662 1,110,036
F5, Inc.
(b)
........................ 9,803 1,754,541
Juniper Networks, Inc. ............... 52,548 1,549,115
Lumentum Holdings, Inc.
(a)(b)
........... 11,048 579,136
Viasat , Inc.
(a)(b)
..................... 19,666 549,665
5,542,493
Construction & Engineering — 0.7%
AECOM ......................... 21,704 2,006,101
EMCOR Group, Inc. ................. 7,677 1,653,856
MasTec , Inc.
(b)
..................... 10,363 784,686
MDU Resources Group, Inc. ........... 33,620 665,676
Valmont Industries, Inc. ............... 3,434 801,873
WillScot Mobile Mini Holdings Corp.
(b)
..... 31,799 1,415,056
7,327,248
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 5,726 1,161,462
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 44,719 1,561,588
Credit Acceptance Corp.
(a)(b)
............ 1,052 560,432
OneMain Holdings, Inc. ............... 18,719 920,975
SLM Corp. ....................... 37,595 718,816
SoFi Technologies, Inc.
(a)(b)
............ 154,692 1,539,185
5,300,996
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A .......... 69,185 1,591,255
BJ's Wholesale Club Holdings, Inc.
(b)
...... 22,105 1,473,519
Casey's General Stores, Inc. ........... 6,172 1,695,695
Grocery Outlet Holding Corp.
(b)
.......... 15,787 425,618
Maplebear , Inc.
(a)(b)
.................. 3,474 81,535
Performance Food Group Co.
(a)(b)
........ 25,327 1,751,362
US Foods Holding Corp.
(b)
............. 37,617 1,708,188
8,727,172
Containers & Packaging — 1.5%
AptarGroup, Inc. ................... 10,814 1,336,827
Ardagh Group SA, Class A ............ 885 6,620
Ardagh Metal Packaging SA ........... 24,660 94,694
Avery Dennison Corp. ................ 13,389 2,706,720
Berry Global Group, Inc. .............. 19,768 1,332,165
Crown Holdings, Inc. ................ 17,606 1,621,337
Graphic Packaging Holding Co. ......... 50,483 1,244,406
Packaging Corp. of America ........... 14,671 2,390,053
Sealed Air Corp. ................... 22,983 839,339
Silgan Holdings, Inc. ................. 13,997 633,364
Sonoco Products Co. ................ 16,129 901,127
WestRock Co. ..................... 41,955 1,741,972
14,848,624
Distributors — 0.3%
Pool Corp. ....................... 6,301 2,512,272
Diversified Consumer Services — 0.5%
ADT, Inc. ........................ 35,205 240,098
Bright Horizons Family Solutions, Inc.
(a)(b)
... 9,468 892,264
Grand Canyon Education, Inc.
(b)
......... 4,934 651,485
H&R Block, Inc. .................... 24,167 1,168,958
Mister Car Wash, Inc.
(a)(b)
.............. 13,365 115,474
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............ 24,277 $ 1,661,761
4,730,040
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(b)
.... 40,448 1,024,953
Iridium Communications, Inc. ........... 20,333 836,906
1,861,859
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc. ........ 18,791 266,644
IDACORP, Inc. .................... 8,340 819,989
NRG Energy, Inc. ................... 37,749 1,951,623
OGE Energy Corp. .................. 33,022 1,153,459
Pinnacle West Capital Corp. ........... 18,783 1,349,371
5,541,086
Electrical Equipment — 1.4%
Acuity Brands, Inc. .................. 5,167 1,058,357
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 53,164 124,404
Generac Holdings, Inc.
(b)
.............. 10,075 1,302,093
Hubbell, Inc. ...................... 8,884 2,922,214
nVent Electric plc ................... 27,156 1,604,648
Plug Power, Inc.
(a)(b)
................. 89,017 400,577
Regal Rexnord Corp. ................ 10,974 1,624,371
Sensata Technologies Holding plc ........ 24,840 933,239
Sunrun, Inc.
(b)
..................... 35,407 695,039
Vertiv Holdings Co., Class A ........... 56,914 2,733,579
13,398,521
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(b)
.............. 9,184 1,122,744
Avnet, Inc. ....................... 15,130 762,552
Cognex Corp. ..................... 28,567 1,192,387
Coherent Corp.
(b)
................... 21,530 937,201
Crane NXT Co. .................... 8,022 456,211
IPG Photonics Corp.
(b)
............... 4,976 540,095
Jabil, Inc.
(a)
....................... 20,677 2,634,250
Littelfuse , Inc. ..................... 4,023 1,076,394
TD SYNNEX Corp. .................. 8,740 940,511
Vontier Corp. ...................... 25,702 888,004
10,550,349
Energy Equipment & Services — 0.3%
NOV, Inc. ........................ 65,145 1,321,141
TechnipFMC plc .................... 71,774 1,445,528
2,766,669
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
32,863 201,122
Liberty Media Corp.-Liberty Live, Class A
(b)
.. 3,262 119,226
Liberty Media Corp.-Liberty Live, Class C,
NVS
(a)(b)
....................... 7,914 295,904
Madison Square Garden Sports Corp.
(b)
.... 3,089 561,673
Playtika Holding Corp.
(a)(b)
............. 4,903 42,754
Roku, Inc., Class A
(b)
................ 20,440 1,873,530
TKO Group Holdings, Inc. ............. 10,067 821,266
3,915,475
Financial Services — 1.3%
Affirm Holdings, Inc., Class A
(b)
.......... 37,325 1,834,151
Equitable Holdings, Inc. .............. 56,256 1,873,325
Euronet Worldwide, Inc.
(b)
............. 7,829 794,565
Jack Henry & Associates, Inc. .......... 12,079 1,973,829
MGIC Investment Corp. .............. 45,654 880,666
NCR Atleos Corp.
(b)
................. 11,124 270,202
Shift4 Payments, Inc., Class A
(a)(b)
........ 8,874 659,693
Toast, Inc., Class A
(a)(b)
............... 59,140 1,079,896

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
UWM Holdings Corp., Class A .......... 15,368 $ 109,881
Voya Financial, Inc. ................. 16,346 1,192,604
Western Union Co. (The) ............. 35,767 426,343
WEX, Inc.
(b)
....................... 7,040 1,369,632
12,464,787
Food Products — 0.5%
Darling Ingredients, Inc.
(b)
............. 26,328 1,312,188
Flowers Foods, Inc. ................. 31,389 706,566
Freshpet , Inc.
(b)
.................... 7,179 622,850
Ingredion, Inc. ..................... 10,878 1,180,589
Pilgrim's Pride Corp.
(b)
............... 7,010 193,897
Post Holdings, Inc.
(b)
................. 8,519 750,183
Seaboard Corp. .................... 35 124,954
4,891,227
Gas Utilities — 0.2%
National Fuel Gas Co. ............... 14,733 739,154
UGI Corp. ........................ 34,838 857,015
1,596,169
Ground Transportation — 1.0%
Avis Budget Group, Inc. .............. 3,298 584,603
Hertz Global Holdings, Inc.
(a)(b)
.......... 22,486 233,629
Knight-Swift Transportation Holdings, Inc. .. 25,840 1,489,676
Landstar System, Inc. ................ 5,924 1,147,183
Lyft, Inc., Class A
(b)
.................. 56,897 852,886
Ryder System, Inc. .................. 7,252 834,415
Saia, Inc.
(a)(b)
...................... 4,389 1,923,348
Schneider National, Inc., Class B ........ 8,937 227,447
U-Haul Holding Co., NVS
(a)
............ 16,536 1,164,796
U-Haul Holding Co.
(b)
................ 1,267 90,970
XPO, Inc.
(a)(b)
...................... 18,813 1,647,831
10,196,784
Health Care Equipment & Supplies — 1.0%
Dentsply Sirona, Inc. ................ 35,011 1,246,042
Enovis Corp.
(a)(b)
.................... 8,703 487,542
Envista Holdings Corp.
(b)
.............. 27,433 660,038
Globus Medical, Inc., Class A
(a)(b)
........ 19,599 1,044,431
ICU Medical, Inc.
(b)
.................. 3,396 338,717
Inspire Medical Systems, Inc.
(a)(b)
........ 4,740 964,258
Integra LifeSciences Holdings Corp.
(a)(b)
.... 11,305 492,333
Masimo Corp.
(a)(b)
................... 7,193 843,092
Novocure Ltd.
(b)
.................... 17,867 266,754
Penumbra, Inc.
(a)(b)
.................. 5,999 1,508,988
QuidelOrtho Corp.
(a)(b)
................ 8,967 660,868
Shockwave Medical, Inc.
(b)
............. 6,020 1,147,171
Tandem Diabetes Care, Inc.
(a)(b)
......... 10,766 318,458
9,978,692
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
........... 14,886 1,157,535
agilon health, Inc.
(a)(b)
................ 48,654 610,608
Amedisys, Inc.
(a)(b)
.................. 5,331 506,765
Chemed Corp. ..................... 2,434 1,423,282
DaVita, Inc.
(b)
...................... 8,899 932,259
Encompass Health Corp. ............. 16,392 1,093,674
Henry Schein, Inc.
(a)(b)
................ 21,637 1,638,137
Premier, Inc., Class A ................ 19,628 438,882
R1 RCM, Inc.
(b)
.................... 25,458 269,091
Tenet Healthcare Corp.
(b)
.............. 16,742 1,265,193
Universal Health Services, Inc., Class B ... 9,925 1,512,967
10,848,393
Security
Shares
Shares Value
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc., Class A ..... 62,978 $ 1,085,111
Medical Properties Trust, Inc. ........... 99,885 490,435
Omega Healthcare Investors, Inc. ........ 40,576 1,244,060
2,819,606
Health Care Technology — 0.2%
(b)
Certara, Inc.
(a)
..................... 20,269 356,532
Doximity , Inc., Class A ............... 20,117 564,080
Teladoc Health, Inc.
(a)
................ 27,336 589,091
1,509,703
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 117,241 2,282,682
Park Hotels & Resorts, Inc. ............ 35,709 546,348
2,829,030
Hotels, Restaurants & Leisure — 1.7%
Aramark ......................... 38,605 1,084,800
Boyd Gaming Corp. ................. 11,959 748,753
Cava Group, Inc.
(a)(b)
................. 2,870 123,353
Choice Hotels International, Inc. ......... 4,951 560,948
Churchill Downs, Inc. ................ 11,747 1,585,023
Hyatt Hotels Corp., Class A ............ 7,301 952,123
Marriott Vacations Worldwide Corp. ....... 6,036 512,396
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 70,082 1,404,443
Penn Entertainment, Inc.
(a)(b)
........... 24,805 645,426
Planet Fitness, Inc., Class A
(a)(b)
......... 14,067 1,026,891
Texas Roadhouse, Inc. ............... 11,087 1,355,164
Travel + Leisure Co. ................. 11,680 456,571
Vail Resorts, Inc. ................... 6,265 1,337,390
Wendy's Co. (The) .................. 28,566 556,466
Wingstop , Inc. ..................... 4,967 1,274,433
Wyndham Hotels & Resorts, Inc. ........ 13,463 1,082,560
Wynn Resorts Ltd. .................. 17,236 1,570,372
16,277,112
Household Durables — 1.2%
Leggett & Platt, Inc. ................. 21,920 573,646
Mohawk Industries, Inc.
(b)
............. 8,718 902,313
Newell Brands, Inc. ................. 63,982 555,364
PulteGroup, Inc. ................... 35,434 3,657,498
Tempur Sealy International, Inc. ......... 27,643 1,408,964
Toll Brothers, Inc. ................... 17,769 1,826,476
TopBuild Corp.
(b)
................... 5,255 1,966,736
Whirlpool Corp. .................... 8,872 1,080,343
11,971,340
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 9,175 246,257
Spectrum Brands Holdings, Inc. ......... 5,789 461,789
708,046
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp. ........... 22,298 641,959
Clearway Energy, Inc., Class A .......... 6,046 154,657
Clearway Energy, Inc., Class C ......... 12,942 354,999
Vistra Corp. ...................... 60,238 2,320,368
3,471,983
Industrial REITs — 0.7%
Americold Realty Trust, Inc. ............ 44,790 1,355,793
EastGroup Properties, Inc. ............ 7,586 1,392,334
First Industrial Realty Trust, Inc. ......... 21,859 1,151,314
Rexford Industrial Realty, Inc. .......... 34,900 1,957,890
STAG Industrial, Inc. ................ 30,134 1,183,061
7,040,392

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 2.3%
American Financial Group, Inc. ......... 12,113 $ 1,440,114
Assurant, Inc. ..................... 8,345 1,406,049
Assured Guaranty Ltd. ............... 9,307 696,443
Axis Capital Holdings Ltd. ............. 13,063 723,298
Brighthouse Financial, Inc.
(b)
........... 10,867 575,082
Everest Group Ltd. .................. 7,103 2,511,479
First American Financial Corp. .......... 16,516 1,064,291
Globe Life, Inc. .................... 14,608 1,778,086
Hanover Insurance Group, Inc. (The) ..... 5,833 708,243
Kemper Corp. ..................... 9,961 484,802
Kinsale Capital Group, Inc. ............ 3,620 1,212,374
Lincoln National Corp. ............... 24,581 662,949
Old Republic International Corp. ......... 43,294 1,272,844
Primerica, Inc. ..................... 5,895 1,212,955
Reinsurance Group of America, Inc. ...... 11,050 1,787,669
RenaissanceRe Holdings Ltd. .......... 8,359 1,638,364
RLI Corp. ........................ 6,708 892,969
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 15,929 685,266
Unum Group ...................... 32,649 1,476,388
White Mountains Insurance Group Ltd.
(a)
... 415 624,579
22,854,244
Interactive Media & Services — 0.2%
(b)
IAC, Inc.
(a)
........................ 12,357 647,260
TripAdvisor, Inc.
(a)
.................. 17,823 383,729
ZoomInfo Technologies, Inc. ........... 49,888 922,429
1,953,418
IT Services — 0.5%
Amdocs Ltd. ...................... 19,428 1,707,527
DXC Technology Co.
(a)(b)
.............. 33,936 776,116
Globant SA
(b)
...................... 6,832 1,625,879
Kyndryl Holdings, Inc.
(b)
............... 37,938 788,352
4,897,874
Leisure Products — 0.5%
Brunswick Corp. ................... 11,518 1,114,366
Hasbro, Inc. ...................... 21,602 1,102,998
Mattel, Inc.
(b)
...................... 58,170 1,098,250
Peloton Interactive, Inc., Class A
(a)(b)
...... 55,662 338,982
Polaris, Inc. ....................... 8,990 851,982
YETI Holdings, Inc.
(a)(b)
............... 14,404 745,839
5,252,417
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A
(b)
.......... 15,352 859,098
Azenta , Inc.
(a)(b)
.................... 9,829 640,261
Bio-Techne Corp. ................... 25,802 1,990,882
Bruker Corp.
(a)
..................... 17,586 1,292,219
Charles River Laboratories International, Inc.
(a)
(b)
........................... 8,412 1,988,597
Maravai LifeSciences Holdings, Inc., Class A
(b)
18,219 119,334
Medpace Holdings, Inc.
(a)(b)
............ 3,864 1,184,432
QIAGEN NV
(b)
..................... 38,218 1,659,808
Repligen Corp.
(b)
................... 9,165 1,647,867
Sotera Health Co.
(a)(b)
................ 16,470 277,520
11,660,018
Machinery — 2.6%
AGCO Corp. ...................... 10,359 1,257,686
Allison Transmission Holdings, Inc. ....... 14,802 860,736
Crane Co. ........................ 7,946 938,741
Donaldson Co., Inc. ................. 20,038 1,309,483
Esab Corp.
(a)
...................... 9,405 814,661
Flowserve Corp. ................... 21,538 887,796
Gates Industrial Corp. plc
(b)
............ 18,527 248,632
Graco, Inc. ....................... 27,706 2,403,773
Security
Shares
Shares Value
Machinery (continued)
ITT, Inc. ......................... 13,661 $ 1,630,031
Lincoln Electric Holdings, Inc. .......... 9,253 2,012,157
Middleby Corp. (The)
(b)
............... 8,803 1,295,538
Nordson Corp. ..................... 9,452 2,496,840
Oshkosh Corp. .................... 10,807 1,171,587
Pentair plc ....................... 27,207 1,978,221
RBC Bearings, Inc.
(b)
................ 4,673 1,331,291
Snap-on, Inc. ..................... 8,630 2,492,689
Timken Co. (The) ................... 10,136 812,401
Toro Co. (The) ..................... 17,177 1,648,820
25,591,083
Marine Transportation — 0.1%
Kirby Corp.
(a)(b)
..................... 9,864 774,127
Media — 0.8%
Cable One, Inc. .................... 938 522,081
Interpublic Group of Cos., Inc. (The) ...... 63,987 2,088,536
Liberty Media Corp.-Liberty SiriusXM, NVS
(b)
25,362 729,918
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(a)(b)
....................... 12,396 356,261
New York Times Co. (The), Class A ....... 26,722 1,309,111
News Corp., Class A, NVS ............ 62,957 1,545,594
News Corp., Class B ................ 19,373 498,274
Nexstar Media Group, Inc. ............. 5,532 867,141
7,916,916
Metals & Mining — 0.9%
Alcoa Corp. ....................... 29,510 1,003,340
Cleveland-Cliffs, Inc.
(b)
............... 82,589 1,686,467
MP Materials Corp., Class A
(a)(b)
......... 17,408 345,549
Reliance Steel & Aluminum Co. ......... 9,571 2,676,817
Royal Gold, Inc. .................... 10,847 1,312,053
SSR Mining, Inc. ................... 34,105 366,970
United States Steel Corp. ............. 36,654 1,783,217
9,174,413
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. .............. 107,123 1,050,877
Annaly Capital Management, Inc. ........ 81,942 1,587,216
Rithm Capital Corp. ................. 80,425 858,939
Starwood Property Trust, Inc. ........... 48,943 1,028,782
4,525,814
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 68,557 1,820,188
Office REITs — 0.5%
Boston Properties, Inc. ............... 26,009 1,825,052
Cousins Properties, Inc. .............. 25,035 609,602
Highwoods Properties, Inc. ............ 17,263 396,358
Kilroy Realty Corp. .................. 19,414 773,454
Vornado Realty Trust ................ 29,158 823,714
4,428,180
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp. .............. 56,777 711,416
Antero Resources Corp.
(b)
............. 46,761 1,060,540
APA Corp. ....................... 50,825 1,823,601
Chesapeake Energy Corp. ............ 20,763 1,597,505
DT Midstream, Inc. .................. 16,084 881,403
EQT Corp. ....................... 59,782 2,311,172
HF Sinclair Corp. ................... 23,993 1,333,291
New Fortress Energy, Inc., Class A
(a)
...... 10,851 409,408
Ovintiv , Inc. ....................... 42,563 1,869,367
Range Resources Corp. .............. 38,723 1,178,728
Southwestern Energy Co.
(b)
............ 181,994 1,192,061

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. .............. 1,021 $ 1,605,471
15,973,963
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 10,739 760,643
Passenger Airlines — 0.2%
(b)
Alaska Air Group, Inc. ................ 20,783 811,992
American Airlines Group, Inc. ........... 107,461 1,476,514
2,288,506
Personal Care Products — 0.1%
(b)
Coty, Inc., Class A
(a)
................. 62,416 775,207
Olaplex Holdings, Inc. ................ 22,900 58,166
833,373
Pharmaceuticals — 0.5%
Catalent, Inc.
(b)
.................... 29,785 1,338,240
Elanco Animal Health, Inc.
(a)(b)
.......... 81,404 1,212,919
Jazz Pharmaceuticals plc
(b)
............ 10,123 1,245,129
Organon & Co. .................... 42,283 609,721
Perrigo Co. plc .................... 22,379 720,156
Perrigo Co. plc
(b)
................... 71 2,285
5,128,450
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp. ....... 21,257 2,718,983
CACI International, Inc., Class A
(b)
....... 3,653 1,183,061
Ceridian HCM Holding, Inc.
(a)(b)
.......... 24,456 1,641,487
Clarivate plc
(a)(b)
.................... 78,663 728,419
Concentrix Corp. ................... 7,288 715,755
Dun & Bradstreet Holdings, Inc. ......... 45,263 529,577
FTI Consulting, Inc.
(b)
................ 5,515 1,098,312
Genpact Ltd. ...................... 29,275 1,016,135
KBR, Inc. ........................ 22,153 1,227,498
ManpowerGroup, Inc. ................ 8,154 647,998
Paycor HCM, Inc.
(a)(b)
................ 10,669 230,344
Paylocity Holding Corp.
(b)
............. 6,974 1,149,664
Robert Half, Inc. ................... 17,124 1,505,542
Science Applications International Corp. ... 8,732 1,085,562
15,478,337
Real Estate Management & Development — 0.4%
(b)
Howard Hughes Holdings, Inc. .......... 5,619 480,706
Jones Lang LaSalle, Inc.
(a)
............. 7,844 1,481,496
Zillow Group, Inc., Class A
(a)
........... 9,188 521,143
Zillow Group, Inc., Class C, NVS
(a)
....... 25,543 1,477,918
3,961,263
Residential REITs — 0.7%
American Homes 4 Rent, Class A ........ 55,216 1,985,567
Apartment Income REIT Corp. .......... 24,538 852,205
Camden Property Trust ............... 17,207 1,708,483
Equity LifeStyle Properties, Inc. ......... 29,461 2,078,179
6,624,434
Retail REITs — 1.0%
Agree Realty Corp. ................. 16,433 1,034,457
Brixmor Property Group, Inc. ........... 49,653 1,155,425
Federal Realty Investment Trust ......... 13,421 1,383,034
Kimco Realty Corp. ................. 108,614 2,314,564
NNN REIT, Inc. .................... 29,935 1,290,199
Regency Centers Corp. .............. 29,958 2,007,186
Spirit Realty Capital, Inc. .............. 23,337 1,019,594
10,204,459
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems , Inc.
(b)
........... 12,679 $ 383,793
Cirrus Logic, Inc.
(b)
.................. 9,230 767,844
Entegris , Inc. ...................... 24,763 2,967,103
Lattice Semiconductor Corp.
(b)
.......... 22,506 1,552,689
MKS Instruments, Inc. ............... 10,935 1,124,883
Qorvo, Inc.
(b)
...................... 16,196 1,823,832
Universal Display Corp. .............. 7,724 1,477,292
Wolfspeed , Inc.
(a)(b)
.................. 20,467 890,519
10,987,955
Software — 3.5%
Alteryx, Inc., Class A
(b)
............... 10,289 485,229
AppLovin Corp., Class A
(b)
............. 34,887 1,390,247
Aspen Technology, Inc.
(a)(b)
............. 4,551 1,001,903
Bentley Systems, Inc., Class B .......... 32,248 1,682,701
BILL Holdings, Inc.
(a)(b)
................ 17,032 1,389,641
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 33,443 380,916
Confluent, Inc., Class A
(a)(b)
............ 30,947 724,160
Dolby Laboratories, Inc., Class A ........ 9,750 840,255
DoubleVerify Holdings, Inc.
(a)(b)
.......... 22,943 843,844
Dropbox, Inc., Class A
(b)
.............. 42,726 1,259,562
Dynatrace, Inc.
(b)
................... 39,866 2,180,271
Elastic NV
(b)
...................... 13,148 1,481,780
Five9, Inc.
(b)
...................... 11,725 922,640
Gen Digital, Inc. .................... 91,569 2,089,605
Gitlab, Inc., Class A
(b)
................ 14,466 910,779
Guidewire Software, Inc.
(b)
............. 13,525 1,474,766
HashiCorp , Inc., Class A
(b)
............. 16,449 388,854
Informatica, Inc., Class A
(b)
............ 7,302 207,304
Manhattan Associates, Inc.
(b)
........... 10,217 2,199,924
nCino , Inc.
(a)(b)
..................... 11,544 388,225
NCR Voyix Corp.
(a)(b)
................. 21,707 367,065
Nutanix, Inc., Class A
(a)(b)
.............. 40,289 1,921,382
Pegasystems, Inc. .................. 7,052 344,561
Procore Technologies, Inc.
(a)(b)
.......... 13,191 913,081
PTC, Inc.
(b)
....................... 18,944 3,314,442
RingCentral, Inc., Class A
(b)
............ 14,283 484,908
SentinelOne , Inc., Class A
(b)
............ 38,800 1,064,672
Smartsheet, Inc., Class A
(b)
............ 21,210 1,014,262
Teradata Corp.
(b)
................... 16,457 716,044
UiPath, Inc., Class A
(a)(b)
.............. 63,083 1,566,982
33,950,005
Specialized REITs — 0.7%
CubeSmart ....................... 37,130 1,720,975
EPR Properties .................... 12,330 597,388
Gaming & Leisure Properties, Inc. ....... 42,416 2,093,230
Lamar Advertising Co., Class A ......... 14,409 1,531,389
National Storage Affiliates Trust
(a)
........ 13,553 562,043
Rayonier, Inc. ..................... 24,570 820,884
7,325,909
Specialty Retail — 1.8%
Advance Auto Parts, Inc. .............. 9,819 599,254
AutoNation, Inc.
(a)(b)
................. 4,709 707,198
Bath & Body Works, Inc. .............. 37,892 1,635,419
Dick's Sporting Goods, Inc. ............ 9,939 1,460,536
Five Below, Inc.
(b)
................... 9,041 1,927,179
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 17,254 1,924,856
GameStop Corp., Class A
(a)(b)
........... 44,768 784,783
Gap, Inc. (The) .................... 32,540 680,411
Lithia Motors, Inc., Class A
(a)
........... 4,477 1,474,187
Murphy USA, Inc.
(a)
................. 3,226 1,150,262
Penske Automotive Group, Inc. ......... 3,241 520,213
Petco Health & Wellness Co., Inc.
(a)(b)
..... 16,302 51,514
RH
(a)(b)
.......................... 2,577 751,144

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Valvoline, Inc.
(b)
.................... 22,945 $ 862,273
Victoria's Secret & Co.
(b)
.............. 12,722 337,642
Wayfair, Inc., Class A
(b)
............... 13,574 837,516
Williams-Sonoma, Inc. ............... 10,529 2,124,542
17,828,929
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A
(b)
........... 47,218 1,683,794
Textiles, Apparel & Luxury Goods — 1.3%
Birkenstock Holding plc
(b)
............. 4,935 240,483
Capri Holdings Ltd.
(b)
................ 18,739 941,447
Carter's, Inc. ...................... 5,961 446,419
Columbia Sportswear Co. ............. 5,836 464,195
Crocs, Inc.
(b)
...................... 10,088 942,320
Deckers Outdoor Corp.
(b)
.............. 4,337 2,898,981
PVH Corp.
(a)
...................... 9,959 1,216,193
Ralph Lauren Corp., Class A ........... 6,578 948,548
Skechers USA, Inc., Class A
(a)(b)
......... 22,077 1,376,280
Tapestry, Inc. ...................... 37,975 1,397,860
Under Armour , Inc., Class A
(b)
........... 31,563 277,439
Under Armour , Inc., Class C, NVS
(a)(b)
..... 34,468 287,808
VF Corp. ........................ 57,998 1,090,362
12,528,335
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A .............. 17,181 720,571
Core & Main, Inc., Class A
(b)
............ 22,214 897,668
MSC Industrial Direct Co., Inc., Class A .... 7,777 787,499
SiteOne Landscape Supply, Inc.
(b)
........ 7,369 1,197,463
Watsco , Inc. ...................... 5,503 2,357,870
WESCO International, Inc. ............. 7,338 1,275,931
7,237,002
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 40,336 1,506,550
Total Common Stocks — 57.4%
(Cost: $523,563,776) ............................. 560,802,623
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(c)
............ 2,067,404 $ 414,948,657
Total Investment Companies — 42.4%
(Cost: $392,534,144) ............................. 414,948,657
Total Long-Term Investments — 99.8%
(Cost: $916,097,920) ............................. 975,751,280
Short-Term Securities
Money Market Funds — 5.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 54,122,787 54,160,672
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 897,477 897,477
Total Short-Term Securities — 5.6%
(Cost: $55,034,880) .............................. 55,058,149
Total Investments — 105.4%
(Cost: $971,132,800 ) ............................. 1,030,809,429
Liabilities in Excess of Other Assets — (5.4)% ............ (53,117,802)
Net Assets — 100.0% ..............................
$ 977,691,627
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 305,543,714 $ — $ (251,509,691)
(a)
$ 99,890 $ 26,759 $ 54,160,672 54,122,787 $ 935,390
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 697,539 199,938
(a)
— — — 897,477 897,477 43,890 —
iShares Russell 2000 ETF ... 297,675,029 101,182,050 (28,797,851) 120,491 44,768,938 414,948,657 2,067,404 3,878,344 —
$ 220,381 $ 44,795,697 $ 470,006,806 $ 4,857,624 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 8 03/15/24 $ 819 $ 43,847
S&P Midcap 400 E-Mini Index ................................................. 3 03/15/24 843 29,763
$ 73,610
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 560,796,003 $ 6,620 $ — $ 560,802,623
Investment Companies .................................... 414,948,657 — — 414,948,657
Short-Term Securities
Money Market Funds ...................................... 55,058,149 — — 55,058,149
$ 1,030,802,809 $ 6,620 $ — $ 1,030,809,429
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 73,610 $ — $ — $ 73,610
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust